BORROWING, FINANCING AND DEBENTURES - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	R$ 13,261,135	R$ 11,771,763
2023 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures		2,812,260
2024 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures		2,249,609
2025 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	1,763,902	6,709,894
2026 onwards [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	R$ 11,497,233